Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0000882184
Registrant Name	D.R. Horton, Inc.
Registration File Number	333-280982
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES